Right-of-use Asset And Lease Liability (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2021	Apr. 01, 2021	Nov. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 02, 2021	Aug. 02, 2021
Lease, description								Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023. The Company did not renew the leases in Dallas, TX, Pittsburgh, PA, and Atlanta, GA as those leases all expired in 2020. The Company does not intend on renewing its corporate office space lease in Tampa, FL which expires on March 31, 2021 but will renew the Tampa, FL lease for the LHI clinic.
Current lease liabilities				$ 92,589		$ 92,589		$ 139,189	$ 453,734
Long-term lease liabilities				87,304		87,304		157,050	302,175
ROU assets				162,207		162,207		278,552	738,453
Operating lease expense								570,000
Operating lease expense				$ 69,582	$ 140,381	$ 253,233	$ 442,409	548,622	$ 579,770
Accounting Standards Update 2016-02 [Member]
Current lease liabilities								475,000
Long-term lease liabilities								713,000
ROU assets								$ 1,167,000
Tampa, FL [Member]
Lease, description	The Company did not renew its corporate office space lease in Tampa, FL which expired on March 31, 2021. The Company leases medical clinic space in Tampa, FL, Nashville, TN, and Scottsdale, AZ. These clinic locations have various expiration dates through August 31, 2023. The leasing arrangements contain various renewal options that are adjusted for increases in the consumer price index or agreed upon rates. The Company entered into a twelve-month lease extension for its Tampa location beginning April 1, 2021 totaling $71,775. The Company also entered into a twelve-month lease extension for its Nashville location beginning November 1, 2021 totaling $94,500. The Dallas, TX lease expired on July 31, 2020 and the Pittsburgh, PA lease expired on October 31, 2020, neither of which were renewed as these clinic locations were permanently closed.
Short-term lease commitment, amount											$ 71,775
Tampa, FL [Member] | Forecast [Member]
Lease, description		maturity date of March 31, 2022.
Short-term lease commitment, amount		$ 71,775
Nashville Tennessee [Member]
Lease, description			maturity date of October 31, 2021
Short-term lease, cost			$ 73,750
Nashville Tennessee [Member] | Subsequent Event [Member]
Short-term lease commitment, amount										$ 94,500